Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series D Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Series A common stock [Member]	Dec. 31, 2011 Predecessor [Member] Series B common stock [Member]	Dec. 31, 2011 Predecessor [Member] Common Class C [Member]
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		25,563	50,000
Preferred stock, issued		25,000	45,259
Preferred stock, outstanding		25,000	45,259
Common stock, par value	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100			25,563	25,563	1,550
Common stock, shares issued	100			25,000	25,000
Common stock, shares outstanding	100			25,000	25,000